Goodwill and Intangible Assets - Schedule of Future Amortization Expense (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
2020 (remaining)	$ 7,543
Year 1	28,140	$ 21,473
Year 2	24,053	18,895
Year 3	20,073	14,810
Year 4	16,951	12,025
Thereafter	65,441
Year 5		9,357
Thereafter		25,989
Finite-lived intangible assets, net	$ 162,201	$ 102,549	$ 68,563